Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.04%
Aerospace & Defense–3.35%
Raytheon Technologies Corp.	740,069	$73,059,612
Textron, Inc.	1,063,593	75,919,268
		148,978,880
Apparel Retail–1.86%
TJX Cos., Inc. (The)	1,032,982	82,690,209
Application Software–0.68%
Splunk, Inc.(b)	391,912	30,443,724
Asset Management & Custody Banks–1.07%
KKR & Co., Inc., Class A	919,210	47,725,383
Automobile Manufacturers–2.73%
General Motors Co.	2,987,735	121,182,531
Building Products–2.02%
Johnson Controls International PLC	1,348,285	89,580,055
Cable & Satellite–2.24%
Charter Communications, Inc., Class A(b)(c)	118,827	46,495,817
Comcast Corp., Class A	1,448,592	53,076,411
		99,572,228
Casinos & Gaming–1.13%
Las Vegas Sands Corp.(b)(c)	1,072,162	50,220,068
Communications Equipment–1.67%
Cisco Systems, Inc.	1,489,515	74,058,686
Consumer Finance–1.06%
American Express Co.	297,700	46,914,543
Data Processing & Outsourced Services–2.14%
Fiserv, Inc.(b)	450,729	47,038,079
PayPal Holdings, Inc.(b)	614,047	48,147,425
		95,185,504
Distillers & Vintners–1.33%
Diageo PLC (United Kingdom)	1,271,018	59,058,440
Diversified Banks–6.89%
Bank of America Corp.	3,430,221	129,833,865
Wells Fargo & Co.	3,682,041	176,553,866
		306,387,731
Electric Utilities–1.37%
American Electric Power Co., Inc.	385,378	37,304,590
Exelon Corp.	572,603	23,688,586
		60,993,176
Electrical Components & Equipment–0.94%
Emerson Electric Co.	437,361	41,886,063
Electronic Manufacturing Services–0.92%
TE Connectivity Ltd. (Switzerland)	323,425	40,790,361
Shares		Value
Fertilizers & Agricultural Chemicals–1.59%
Corteva, Inc.	1,051,504	$70,619,009
Food Distributors–2.04%
Sysco Corp.	545,249	47,169,491
US Foods Holding Corp.(b)	1,184,375	43,324,437
		90,493,928
Gold–0.72%
Barrick Gold Corp. (Canada)	1,969,488	32,142,044
Health Care Distributors–1.19%
McKesson Corp.	138,716	52,945,123
Health Care Equipment–2.28%
Medtronic PLC	771,927	61,013,110
Zimmer Biomet Holdings, Inc.	335,216	40,259,442
		101,272,552
Health Care Facilities–0.96%
Universal Health Services, Inc., Class B	325,437	42,583,431
Health Care Services–3.00%
Cigna Corp.	261,774	86,094,851
CVS Health Corp.	463,117	47,182,360
		133,277,211
Hotels, Resorts & Cruise Lines–1.09%
Booking Holdings, Inc.(b)	23,337	48,528,125
Industrial Machinery–1.92%
Parker-Hannifin Corp.	284,849	85,152,760
Insurance Brokers–1.46%
Willis Towers Watson PLC	263,397	64,837,805
Integrated Oil & Gas–4.35%
Chevron Corp.	478,100	87,640,511
Exxon Mobil Corp.	950,715	105,852,608
		193,493,119
Interactive Media & Services–0.64%
Meta Platforms, Inc., Class A(b)	242,648	28,656,729
Internet & Direct Marketing Retail–1.13%
Amazon.com, Inc.(b)	521,933	50,387,412
Investment Banking & Brokerage–5.05%
Charles Schwab Corp. (The)	867,510	71,604,275
Goldman Sachs Group, Inc. (The)	208,810	80,631,982
Morgan Stanley	774,225	72,057,121
		224,293,378
IT Consulting & Other Services–1.94%
Cognizant Technology Solutions Corp., Class A	1,384,232	86,113,073
Managed Health Care–2.14%
Centene Corp.(b)	638,072	55,544,167
Elevance Health, Inc.	74,063	39,469,654
		95,013,821

See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Shares		Value
Movies & Entertainment–1.34%
Walt Disney Co. (The)(b)	609,507	$59,652,450
Multi-line Insurance–2.57%
American International Group, Inc.	1,808,160	114,112,978
Oil & Gas Exploration & Production–6.67%
ConocoPhillips	1,334,912	164,874,981
Devon Energy Corp.	1,006,088	68,937,150
Pioneer Natural Resources Co.	266,164	62,812,042
		296,624,173
Other Diversified Financial Services–0.28%
Voya Financial, Inc.	187,541	12,373,955
Pharmaceuticals–8.74%
Bristol-Myers Squibb Co.	1,079,866	86,691,642
GSK PLC	1,768,206	30,036,878
Johnson & Johnson	479,399	85,333,022
Merck & Co., Inc.	1,006,431	110,828,182
Sanofi (France)	833,904	75,340,356
		388,230,080
Railroads–1.56%
CSX Corp.	2,115,523	69,156,447
Real Estate Services–2.38%
CBRE Group, Inc., Class A(b)(c)	1,326,093	105,557,003
Regional Banks–2.74%
Citizens Financial Group, Inc.	1,908,833	80,896,343
PNC Financial Services Group, Inc. (The)	244,259	41,099,019
		121,995,362
Semiconductor Equipment–1.00%
Lam Research Corp.	94,348	44,568,108
Semiconductors–3.37%
Intel Corp.	1,124,599	33,816,692
Micron Technology, Inc.	488,531	28,163,812
NXP Semiconductors N.V. (China)	239,580	42,127,747
QUALCOMM, Inc.	359,888	45,522,233
		149,630,484
Shares		Value
Tobacco–1.35%
Philip Morris International, Inc.	603,028	$60,103,801
Trading Companies & Distributors–1.15%
Ferguson PLC(c)	434,534	50,940,421
Wireless Telecommunication Services–1.99%
T-Mobile US, Inc.(b)	584,300	88,498,078
Total Common Stocks & Other Equity Interests (Cost $3,051,506,785)		4,356,920,442
Money Market Funds–1.82%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e)	28,261,859	28,261,859
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(e)	20,180,988	20,187,042
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(e)	32,299,267	32,299,268
Total Money Market Funds (Cost $80,748,169)		80,748,169
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $3,132,254,954)		4,437,668,611
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.58%
Invesco Private Government Fund, 3.83%(d)(e)(f)	7,200,478	7,200,478
Invesco Private Prime Fund, 4.15%(d)(e)(f)	18,510,677	18,514,378
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,713,785)		25,714,856
TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $3,157,968,739)		4,463,383,467
OTHER ASSETS LESS LIABILITIES—(0.44)%		(19,367,459)
NET ASSETS–100.00%		$4,444,016,008
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,768,080	$91,837,085	$(95,343,306)	$-	$-	$28,261,859	$239,738
Invesco Liquid Assets Portfolio, Institutional Class	14,521,137	65,597,917	(59,936,077)	(7,036)	11,101	20,187,042	112,839
Invesco Treasury Portfolio, Institutional Class	36,306,378	104,956,668	(108,963,778)	-	-	32,299,268	274,114
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,935,998	$105,476,814	$(117,212,334)	$-	$-	$7,200,478	$126,133*
Invesco Private Prime Fund	48,692,568	208,505,351	(238,683,853)	1,071	(759)	18,514,378	346,391*
Total	$150,224,161	$576,373,835	$(620,139,348)	$(5,965)	$10,342	$106,463,025	$1,099,215

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/16/2022	State Street Bank & Trust Co.	USD	2,822,589	EUR	2,726,866	$18,193
12/16/2022	State Street Bank & Trust Co.	USD	4,359,557	GBP	3,699,716	101,664
Subtotal—Appreciation						119,857
Currency Risk
12/16/2022	Bank of New York Mellon (The)	GBP	55,751,303	USD	64,028,922	(3,197,555)
12/16/2022	State Street Bank & Trust Co.	EUR	57,307,968	USD	57,561,079	(2,140,960)
12/16/2022	State Street Bank & Trust Co.	GBP	2,006,651	USD	2,383,630	(36,045)
Subtotal—Depreciation						(5,374,560)
Total Forward Foreign Currency Contracts						$(5,254,703)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,192,484,768	$164,435,674	$—	$4,356,920,442
Money Market Funds	80,748,169	25,714,856	—	106,463,025
Total Investments in Securities	4,273,232,937	190,150,530	—	4,463,383,467
Other Investments - Assets*
Forward Foreign Currency Contracts	—	119,857	—	119,857
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,374,560)	—	(5,374,560)
Total Other Investments	—	(5,254,703)	—	(5,254,703)
Total Investments	$4,273,232,937	$184,895,827	$—	$4,458,128,764

*	Unrealized appreciation (depreciation).
Invesco Growth and Income Fund